Annual Fund Operating Expenses (Vanguard S&P Small-Cap 600 Value Index Fund ETF)	Vanguard S&P Small-Cap 600 Value Index Fund Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.20%